Debt Obligations	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Debt Obligations

Debt obligations as of December 31, 2014 and September 30, 2014, respectively, are comprised of the following:

	December 31	September 30,
	2014	2014
Unsecured facility agreement with an entity whereby the Company may borrow up to $25 million bearing interest at a rate of 8% per annum, payable in arrears semi-annually, with all principal and accrued and unpaid interest due on January 3, 2016. A $750,000 origination fee or 3% on the total amount under the agreement was paid and recorded as a debt discount and will be amortized as interest expense over the term of the loan. As of December 31, 2014, the remaining debt discount was $375,000.	$24,625,000	$24,531,250
The Company entered into an agreement whereby the Company was granted a non-exclusive, irrevocable, perpetual and royalty-free license to certain patents with an entity. The Company agreed to pay $4,500,000 over two years or $187,500 per month through February 2016.	2,625,000	3,187,500
Note issued in connection with the acquisition of a subsidiary and matured in December 2014.	-	9,630
Capital leases with effective interest rates that range between 8.51% and 17.44%. Leases mature between June 2015 and November 2015.	38,693	46,021
Related notes payable for $1.5 million and $1.2 million, due December 31, 2015 and November 19, 2015, respectively (See note 9 below).	2,700,000	2,700,000
Notes payable assumed in conjunction with the G2 acquisition, net of $9,529 discount.	4,917	-
Non-interest bearing notes payable to a governmental agency assumed in conjunction with the G2 acquisition.	352,193	-
Total debt obligations	30,345,803	30,474,401
Less current portion	(2,704,917)	(1,906,040)
Long-term portion of related party debt	-	(2,700,000)
Long-term debt, net of current portion	$27,640,886	$25,868,361

The following table summarizes the Company’s future maturities of debt obligations as of December 31, 2014:

Fiscal Year	Total
2015	$4,700,884
2016	25,460,444
2017	77,192
2018	54,560
Thereafter	52,723
Total	$30,345,803

In connection to the G2 acquisition (See note 9), the Company assumed three notes payable to the Atlantic Canada Opportunities Agency (ACOA). These notes are non-interest bearing notes and are payable in monthly increments ranging from $3,125 to $4,125, as specified in each of the notes.

Debt obligations as of September 30, 2014 and 2013, consisted of the following:

	September 30,	September 30,
	2014	2013
Unsecured facility agreement with an entity whereby the Company may borrow up to $25 million bearing interest at a rate of 8% per annum, payable in arrears semi-annually, with all principal and accrued and unpaid interest due on January 3, 2016. A $750,000 origination fee or 3% on the total amount under the agreement was paid and recorded as a debt discount and will be amortized as interest expense over the term of the loan. As of September 30, 2014, the remaining debt discount was $468,750.	$24,531,250	$-
The Company entered into an agreement whereby the Company was granted a non-exclusive, irrevocable, perpetual and royalty-free license to certain patents with an entity. The Company agreed to pay $4,500,000 over two years or $187,500 per month through February 2016.	3,187,500	-
Note issued in connection with the acquisition of a subsidiary and matures in December 2014.	9,630	64,111
Capital leases with effective interest rates that range between 8.51% and 17.44%. Leases mature between June 2015 and November 2015. $154,410 was assumed through the sale of Midwest Monitoring & Surveillance, Inc. to its former owners.	46,021	59,266
Automobile loan with a financial institution secured by the vehicle. Interest rate is 7.06%, due June 2014. This loan was paid off in February 2014	-	5,306
Related notes payable for $1.5 million and $1.2 million, due December 31, 2015 and November 19, 2015, respectively	2,700,000	-
Total debt obligations	30,474,401	128,683
Less current portion	(1,906,040)	(88,095)
Long-term portion of related party debt	(2,700,000)	-
Long-term debt, net of current portion	$25,868,361	$(40,588)

The following table summarizes the Company’s future maturities of debt and related party obligations as of September 30, 2014:

Fiscal Year	Total
2015	$1,906,040
2016	28,548,192
2017	4,444
2018	4,450
2019 & thereafter	11,275

Total	$30,474,401

The following table summarizes the Company’s capital lease obligations included in the schedules of debt and debt obligations above as of September 30, 2014:

Fiscal Year	Total
2015	$21,409
2016	4,442
2017	4,444
2018	4,450
Thereafter	11,275
Total minimum lease payments	46,020
Less: amount representing interest	(10,351)
Present value of net minimum lease payments	35,669
Less: current portion	(4,440)
Obligation under capital leases - long-term	$31,229

As of September 30, 2014 and 2013, the Company had total capital lease obligations of $35,669 and $59,266, the current portion being $4,440 and $31,576, respectively. At September 30, 2014 and 2013, accumulated amortization of assets under capital lease was $55,473 and $40,932, respectively.